CONSOLIDATED STATEMENTS OF OPERATIONS (Annual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUES:
Total Revenues	$ 8,259,917	$ 8,039,448
COST OF REVENUES:
Total Cost of Revenues	10,819,087	7,803,612
GROSS MARGIN	(2,559,170)	235,836
OPERATING EXPENSES:
Sales & marketing	1,233,851	717,809
Research & development	251,563	102,219
Administration	3,412,367	6,050,236
Total Operating Expenses	4,897,781	6,870,264
LOSS FROM OPERATIONS	(7,456,951)	(6,634,428)
OTHER INCOME (EXPENSES):
Interest expense	(20,268)	(150,137)
Other income, net	1,468,318	37,130
Total Other Income (Expenses)	1,448,050	(113,007)
NET LOSS	$ (6,008,901)	$ (6,747,435)
Basic & Diluted Net Loss Per Share	$ (1.63)	$ (2.03)
Weighted Average Shares-Basic & Diluted	3,694,293	3,320,193
Product [Member]
REVENUES:
Total Revenues	$ 5,871,666	$ 5,964,801
COST OF REVENUES:
Total Cost of Revenues	7,151,276	5,642,880
Service, Other [Member]
REVENUES:
Total Revenues	2,388,251	2,074,647
COST OF REVENUES:
Total Cost of Revenues	1,369,985	1,139,357
Overhead [Member]
COST OF REVENUES:
Total Cost of Revenues	$ 2,297,826	$ 1,021,375